CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Cash flows from operating activities
Net loss	$ (12,280)	$ (25,793)
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation and amortization	21,650	26,776
(Gain) loss on disposal of property and equipment	(1,105)	622
Bad debt expense	334	158
Amortization of debt issuance costs	309	651
Equity-based compensation	643	308
Changes in operating assets and liabilities
Accounts receivable	(21,157)	18,994
Prepaid expenses and other assets	1,337	2,006
Accounts payable and accrued liabilities	2,333	(7,302)
Net cash (used in) provided by operating activities	(7,936)	16,420
Cash flows from investing activities
Acquisitions, net of cash received	(49,004)
Purchase of property, equipment, and intangible assets	(10,806)	(22,275)
Proceeds received from sale of property and equipment	1,753	2,736
Net cash used in investing activities	(58,057)	(19,539)
Cash flows from financing activities
Proceeds from revolving line of credit	34,000	8,500
Payments on long-term debt		(7,625)
Payment of debt issuance costs		(376)
Member distributions		212
Net cash provided by financing activities	34,000	711
Net decrease in cash and cash equivalents	(31,993)	(2,408)
Cash and cash equivalents, beginning of period	40,041	16,305
Cash and cash equivalents, end of period	8,048	13,897
Supplemental cash flow disclosure:
Cash paid for interest	427	2,711
Cash paid for taxes	12	208
Supplemental disclosure of noncash investing activities:
Capital expenditures included in accounts payable and accrued liabilities	$ 4,766	$ 28